Share-based payment - Summary of Binominal Option-Pricing Model To Determine The Fair Value of Options At Each of The Grant Dates (Details)	1 Months Ended	6 Months Ended		12 Months Ended
	Oct. 31, 2017 ¥ / shares	Dec. 31, 2019 Y $ / shares	Jun. 30, 2019 Y ¥ / shares	Dec. 31, 2021 Y $ / shares	Dec. 31, 2020 Y $ / shares
Statements [Line Items]
Fair values at grant date		$ 1.25
Exercise prices | (per share)	¥ 1.00	$ 0.03
Risk-free interest rates		1.69%	2.09%
Dividend yield		0.00%	0.00%	0.00%	0.00%
Expected volatilities		48.80%	50.20%
Expected term | Y		10	10	10	10
Bottom of range
Statements [Line Items]
Fair values at grant date				$ 1.96	$ 1.76
Exercise prices				$ 0.03	$ 0.03
Risk-free interest rates				1.48%	0.64%
Expected volatilities				53.40%	54.90%
Top of range
Statements [Line Items]
Fair values at grant date				$ 4.51	$ 2.38
Exercise prices				$ 0.99	$ 0.99
Risk-free interest rates				1.67%	0.67%
Expected volatilities				55.60%	55.10%
Genetron Health
Statements [Line Items]
Fair values at grant date | ¥ / shares			¥ 36.32
Exercise prices | ¥ / shares			¥ 1.00